Investment Objectives and Goals - Siren Nasdaq NexGen Economy ETF	Dec. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Siren NexGen Economy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Siren NexGen Economy ETF (the “NexGen Fund” or the “Fund”) seeks long-term capital appreciation.